UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2013

Item 1:       Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Calibrated Large Cap Value Fund

Calibrated Mid Cap Value Fund

For the six-month period ended January 31, 2013

Lord Abbett Equity Trust Lord Abbett Calibrated Large Cap Value Fund Lord Abbett Calibrated Mid Cap Value Fund Semiannual Report
For the six-month period ended January 31, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund for the six-month period ended January 31, 2013. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

1

Expense Example

          As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 through January 31, 2013).

Actual Expenses

          For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/12 - 1/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Calibrated Large Cap Value Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	8/1/12	1/31/13	8/1/12– 1/31/13

Class A
Actual	$1,000.00	$1,128.00	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.82
Class C
Actual	$1,000.00	$1,124.00	$7.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.81	$7.48
Class F
Actual	$1,000.00	$1,128.90	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.21	$3.06
Class I
Actual	$1,000.00	$1,129.20	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.71	$2.55
Class R2
Actual	$1,000.00	$1,129.50	$2.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.76	$2.50
Class R3
Actual	$1,000.00	$1,128.50	$4.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$4.33

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.47% for Class C, 0.60% for Class F, 0.50% for Class I, 0.49% for Class R2 and 0.85% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
January 31, 2013

Sector*	%**
Consumer Discretionary	7.62%
Consumer Staples	7.70%
Energy	15.75%
Financials	27.46%
Health Care	11.90%
Industrials	9.59%

Sector*	%**
Information Technology	5.76%
Materials	4.36%
Telecommunication Services	2.81%
Utilities	5.84%
Short-Term Investment	1.21%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Calibrated Mid Cap Value Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	8/1/12	1/31/13	8/1/12- 1/31/13

Class A
Actual	$1,000.00	$1,156.50	$4.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.33
Class C
Actual	$1,000.00	$1,152.40	$8.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.39	$7.88
Class F
Actual	$1,000.00	$1,157.50	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.77	$3.47
Class I
Actual	$1,000.00	$1,158.30	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$3.06
Class R2
Actual	$1,000.00	$1,158.10	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$3.01
Class R3
Actual	$1,000.00	$1,158.50	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$3.01

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.55% for Class C, 0.68% for Class F, 0.60% for Class I, 0.59% for Classes R2 and R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
January 31, 2013

Sector*	%**
Consumer Discretionary	8.56%
Consumer Staples	5.40%
Energy	10.09%
Financials	30.59%
Health Care	7.81%
Industrials	11.01%

Sector*	%**
Information Technology	9.54%
Materials	6.62%
Telecommunication Services	0.44%
Utilities	9.47%
Short-Term Investment	0.47%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)
CALIBRATED LARGE CAP VALUE FUND January 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.49%

Aerospace & Defense 2.35%
Lockheed Martin Corp.	16,600	$1,442
United Technologies Corp.	26,900	2,356

Total		3,798

Airlines 0.41%
Copa Holdings SA Class A (Panama)(a)	6,100	669

Auto Components 0.87%
Johnson Controls, Inc.	45,100	1,402

Automobiles 0.31%
Ford Motor Co.	38,800	502

Capital Markets 1.52%
Ares Capital Corp.	137,204	2,457

Chemicals 0.36%
CF Industries Holdings, Inc.	2,500	573

Commercial Banks 5.39%
BB&T Corp.	61,400	1,859
CIT Group, Inc.*	63,100	2,672
Regions Financial Corp.	48,700	379
SunTrust Banks, Inc.	93,400	2,650
Wells Fargo & Co.	32,900	1,146

Total		8,706

Communications Equipment 2.86%
Cisco Systems, Inc.	224,400	4,616

Computers & Peripherals 0.62%
Hewlett-Packard Co.	29,500	487
NCR Corp.*	18,300	508

Total		995

Consumer Finance 1.72%
Capital One Financial Corp.	49,300	2,777

Containers & Packaging 1.26%
Rock-Tenn Co. Class A	25,800	2,037

Investments	Shares	Fair Value (000)

Diversified Financial Services 6.80%
Bank of America Corp.	119,000	$1,347
Citigroup, Inc.	84,800	3,575
JPMorgan Chase & Co.	128,500	6,046

Total		10,968

Diversified Telecommunication Services 2.83%
AT&T, Inc.	104,300	3,629
Verizon Communications, Inc.	21,400	933

Total		4,562

Electric: Utilities 2.61%
Edison International	6,400	308
Entergy Corp.	7,700	498
NV Energy, Inc.	42,000	795
PPL Corp.	86,300	2,614

Total		4,215

Electrical Equipment 1.25%
Emerson Electric Co.	35,100	2,009

Energy Equipment & Services 1.66%
Atwood Oceanics, Inc.*	44,800	2,364
Rowan Cos., plc Class A*	9,000	310

Total		2,674

Food & Staples Retailing 2.65%
Kroger Co. (The)	84,600	2,343
Wal-Mart Stores, Inc.	27,700	1,938

Total		4,281

Food Products 0.79%
Kellogg Co.	21,800	1,275

Health Care Equipment & Supplies 4.55%
Baxter International, Inc.	35,400	2,401
Becton, Dickinson & Co.	27,900	2,345
Stryker Corp.	41,500	2,600

Total		7,346

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
CALIBRATED LARGE CAP VALUE FUND January 31, 2013

Investments	Shares	Fair Value (000)

Health Care Providers & Services 0.49%
Community Health Systems, Inc.	20,700	$793

Household Products 1.68%
Kimberly-Clark Corp.	15,600	1,397
Procter & Gamble Co. (The)	17,500	1,315

Total		2,712

Independent Power Producers & Energy Traders 1.52%
AES Corp. (The)	225,900	2,449

Industrial Conglomerates 3.00%
3M Co.	25,100	2,524
General Electric Co.	103,900	2,315

Total		4,839

Information Technology Services 1.14%
Genpact Ltd.	19,300	323
Paychex, Inc.	46,700	1,524

Total		1,847

Insurance 8.20%
ACE Ltd. (Switzerland)(a)	8,500	725
Aflac, Inc.	37,600	1,995
Allstate Corp. (The)	42,500	1,866
Berkshire Hathaway, Inc. Class B*	11,300	1,095
Everest Re Group Ltd.	10,000	1,158
Hartford Financial Services Group, Inc.	58,000	1,439
Prudential Financial, Inc.	40,000	2,315
Travelers Cos., Inc. (The)	33,700	2,644

Total		13,237

Leisure Equipment & Products 1.04%
Hasbro, Inc.	44,700	1,670

Machinery 0.78%
Illinois Tool Works, Inc.	20,000	1,257

Investments	Shares	Fair Value (000)

Media 2.35%
Comcast Corp. Class A	11,000	$419
Time Warner, Inc.	66,800	3,375

Total		3,794

Metals & Mining 2.78%
Allegheny Technologies, Inc.	59,300	1,877
Freeport-McMoRan Copper & Gold, Inc.	26,800	945
Newmont Mining Corp.	38,600	1,658

Total		4,480

Multi-Line Retail 2.17%
Kohl’s Corp.	39,800	1,843
Target Corp.	27,500	1,661

Total		3,504

Multi-Utilities 1.75%
PG&E Corp.	66,300	2,827

Oil, Gas & Consumable Fuels 14.21%
Anadarko Petroleum Corp.	17,900	1,432
Chevron Corp.	43,000	4,952
Denbury Resources, Inc.*	124,900	2,327
Exxon Mobil Corp.	93,100	8,376
Marathon Petroleum Corp.	10,100	750
Murphy Oil Corp.	42,900	2,553
Noble Energy, Inc.	9,200	992
Valero Energy Corp.	35,500	1,552

Total		22,934

Pharmaceuticals 6.94%
AbbVie, Inc.	36,400	1,335
Actavis, Inc.*	20,900	1,806
Eli Lilly & Co.	5,700	306
Johnson & Johnson	10,600	784
Merck & Co., Inc.	8,300	359
Mylan, Inc.*	82,000	2,318
Pfizer, Inc.	157,600	4,299

Total		11,207

Professional Services 0.20%
Towers Watson & Co. Class A	5,400	330

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
CALIBRATED LARGE CAP VALUE FUND January 31, 2013

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 4.02%
Annaly Capital Management, Inc.	21,400	$318
Boston Properties, Inc.	2,900	305
Brandywine Realty Trust	24,200	308
Camden Property Trust	8,700	604
Health Care REIT, Inc.	11,600	729
Home Properties, Inc.	5,000	307
Liberty Property Trust	14,600	572
Mid-America Apartment Communities, Inc.	8,400	549
ProLogis, Inc.	8,300	331
Senior Housing Properties Trust	13,000	313
Simon Property Group, Inc.	8,100	1,298
Ventas, Inc.	8,100	537
Vornado Realty Trust	3,800	321

Total		6,492

Road & Rail 1.66%
CSX Corp.	121,700	2,681

Semiconductors & Semiconductor
Equipment 0.83%
Broadcom Corp. Class A	31,600	1,025
Maxim Integrated Products, Inc.	10,000	315

Total		1,340

Software 0.35%
Rovi Corp.*	33,000	571

Investments	Shares	Fair Value (000)

Specialty Retail 0.94%
Home Depot, Inc. (The)	22,700	$1,519

Tobacco 2.63%
Altria Group, Inc.	51,600	1,738
Philip Morris International, Inc.	28,400	2,504

Total		4,242

Total Common Stocks (cost $149,199,322)		160,587

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.22%

Repurchase Agreement
Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $2,000,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $2,003,468; proceeds: $1,963,221 (cost $1,963,220)	$1,963	1,963

Total Investments in Securities 100.71% (cost $151,162,542)		162,550

Liabilities in Excess of Cash and Other Assets(b) (0.71)%		(1,138)

Net Assets 100.00%		$161,412

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at January 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

E-Mini S&P 500 Index	March 2013	3	Long	$223,995	$(112)

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)
CALIBRATED MID CAP VALUE FUND January 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.80%

Aerospace & Defense 0.76%
Triumph Group, Inc.	22,300	$1,569

Airlines 0.56%
Copa Holdings SA Class A (Panama)(a)	10,500	1,151

Auto Components 0.96%
Lear Corp.	22,800	1,117
TRW Automotive Holdings Corp.*	15,100	870

Total		1,987

Beverages 1.15%
Molson Coors Brewing Co. Class B	52,800	2,386

Capital Markets 3.55%
Ares Capital Corp.	242,600	4,345
Federated Investors, Inc.
Class B	126,900	3,002

Total		7,347

Chemicals 4.43%
Ashland, Inc.	49,300	3,870
CF Industries Holdings, Inc.	16,650	3,816
Huntsman Corp.	24,800	437
Kronos Worldwide, Inc.	54,200	1,051

Total		9,174

Commercial Banks 4.80%
CIT Group, Inc.*	101,400	4,294
First Niagara Financial Group, Inc.	254,000	1,992
M&T Bank Corp.	10,400	1,068
SunTrust Banks, Inc.	91,200	2,587

Total		9,941

Computers & Peripherals 0.99%
NCR Corp.*	24,800	689
NetApp, Inc.*	37,900	1,364

Total		2,053

Investments	Shares	Fair Value (000)

Construction & Engineering 2.31%
Fluor Corp.	53,500	$3,468
URS Corp.	31,600	1,311

Total		4,779

Containers & Packaging 2.01%
Owens-Illinois, Inc.*	22,800	543
Rock-Tenn Co. Class A	45,800	3,616

Total		4,159

Diversified Financial Services 0.94%
McGraw-Hill Cos., Inc. (The)	12,600	725
NASDAQ OMX Group, Inc. (The)	43,200	1,223

Total		1,948

Electric: Utilities 7.66%
Edison International	59,900	2,887
Entergy Corp.	38,600	2,494
Great Plains Energy, Inc.	133,100	2,848
NV Energy, Inc.	173,400	3,282
PPL Corp.	143,100	4,334

Total		15,845

Electrical Equipment 2.10%
Eaton Corp. plc (Ireland)(a)	76,400	4,351

Electronic Equipment, Instruments
& Components 1.31%
FLIR Systems, Inc.	38,600	918
Jabil Circuit, Inc.	94,300	1,783

Total		2,701

Energy Equipment & Services 1.95%
Nabors Industries Ltd.*	62,600	1,044
Rowan Cos., plc Class A*	86,900	2,996

Total		4,040

Food Products 3.35%
Bunge Ltd.	28,600	2,278
Campbell Soup Co.	83,000	3,047
H.J. Heinz Co.	26,600	1,613

Total		6,938

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CALIBRATED MID CAP VALUE FUND January 31, 2013

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 1.35%
St. Jude Medical, Inc.	68,600	$2,792

Health Care Providers & Services 4.13%
CIGNA Corp.	51,500	3,004
Community Health Systems, Inc.	57,600	2,208
HCA Holdings, Inc.	73,900	2,782
Universal Health Services, Inc.
Class B	9,600	544

Total		8,538

Hotels, Restaurants & Leisure 0.63%
Brinker International, Inc.	39,900	1,306

Household Durables 1.15%
Leggett & Platt, Inc.	80,900	2,382

Independent Power Producers & Energy Traders 1.84%
AES Corp. (The)	351,500	3,810

Information Technology Services 2.60%
Broadridge Financial Solutions, Inc.	60,100	1,417
Paychex, Inc.	121,500	3,964

Total		5,381

Insurance 8.46%
Aspen Insurance Holdings Ltd.	33,900	1,156
Everest Re Group Ltd.	39,600	4,586
Hanover Insurance Group, Inc. (The)	11,500	478
Hartford Financial Services Group, Inc.	119,500	2,964
Lincoln National Corp.	82,000	2,377
Protective Life Corp.	72,100	2,281
Unum Group	61,700	1,438
XL Group plc (Ireland)(a)	80,700	2,237

Total		17,517

Investments	Shares	Fair Value (000)

Leisure Equipment & Products 1.97%
Hasbro, Inc.	75,541	$2,823
Mattel, Inc.	33,200	1,249

Total		4,072

Machinery 3.56%
Dover Corp.	35,500	2,456
Flowserve Corp.	12,400	1,944
Manitowoc Co., Inc. (The)	116,000	2,041
PACCAR, Inc.	19,800	932

Total		7,373

Media 0.20%
Gannett Co., Inc.	21,100	414

Metals & Mining 0.19%
Allegheny Technologies, Inc.	12,700	402

Multi-Line Retail 1.67%
Kohl’s Corp.	74,800	3,462

Office Electronics 0.81%
Xerox Corp.	209,800	1,681

Oil, Gas & Consumable Fuels 8.17%
Denbury Resources, Inc.*	207,100	3,858
Marathon Petroleum Corp.	29,800	2,212
Murphy Oil Corp.	45,000	2,678
Noble Energy, Inc.	24,600	2,652
SM Energy Co.	18,918	1,100
Tesoro Corp.	15,900	774
Valero Energy Corp.	83,000	3,630

Total		16,904

Personal Products 0.43%
Avon Products, Inc.	52,300	888

Pharmaceuticals 2.35%
Actavis, Inc.*	20,900	1,806
Mylan, Inc.*	108,400	3,064

Total		4,870

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)
CALIBRATED MID CAP VALUE FUND January 31, 2013

Investments	Shares	Fair Value (000)

Professional Services 1.17%
Towers Watson & Co. Class A	39,600	$2,419

Real Estate Investment Trusts 11.92%
Alexandria Real Estate Equities, Inc.	11,200	812
American Capital Agency Corp.	46,600	1,474
Annaly Capital Management, Inc.	56,500	840
AvalonBay Communities, Inc.	2,750	357
BioMed Realty Trust, Inc.	50,700	1,032
Boston Properties, Inc.	4,100	432
Brandywine Realty Trust	67,800	863
Camden Property Trust	14,700	1,020
CBL & Associates Properties, Inc.	45,800	984
CommonWealth REIT	24,800	408
DDR Corp.	68,200	1,131
HCP, Inc.	17,700	821
Health Care REIT, Inc.	29,100	1,829
Home Properties, Inc.	13,900	854
Host Hotels & Resorts, Inc.	19,500	327
Kimco Realty Corp.	68,200	1,417
Liberty Property Trust	27,900	1,093
Macerich Co. (The)	8,100	484
Mack-Cali Realty Corp.	29,000	788
Mid-America Apartment Communities, Inc.	17,400	1,137
Plum Creek Timber Co., Inc.	11,300	544
ProLogis, Inc.	25,200	1,006
Senior Housing Properties Trust	43,500	1,048
Ventas, Inc.	32,000	2,121
Vornado Realty Trust	16,600	1,402
Weyerhaeuser Co.	14,600	440

Total		24,664

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment 3.06%
Analog Devices, Inc.	61,600	$2,688
Maxim Integrated Products, Inc.	116,100	3,652

Total		6,340

Software 0.79%
Activision Blizzard, Inc.	36,800	419
Rovi Corp.*	41,300	714
Symantec Corp.*	23,100	503

Total		1,636

Specialty Retail 1.62%
Aaron’s, Inc.	13,700	406
DSW, Inc. Class A	8,900	596
Tiffany & Co.	35,900	2,360

Total		3,362

Textiles, Apparel & Luxury Goods 0.38%
Deckers Outdoor Corp.*	19,500	779

Thrifts & Mortgage Finance 1.00%
People’s United Financial, Inc.	168,200	2,071

Tobacco 0.49%
Lorillard, Inc.	25,700	1,004

Trading Companies & Distributors 0.58%
Air Lease Corp.*	50,300	1,201

Wireless Telecommunication Services 0.45%
Telephone & Data Systems, Inc.	36,400	921

Total Common Stocks (cost $188,000,775)		206,558

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
CALIBRATED MID CAP VALUE FUND January 31, 2013

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.47%

Repurchase Agreement

Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $995,000 of Federal National Mortgage Assoc. at 3.25% due 12/27/2032 value: $990,025; proceeds: $966,772 (cost $966,772)	$967	$967

Total Investments in Securities 100.27% (cost $188,967,547)		$207,525

Liabilities in Excess of Other Assets(b) (0.27)%		(563)

Net Assets 100.00%		$206,962

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at January 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

E-Mini S&P 500 Index	March 2013	4	Long	$298,660	$ (149)

See Notes to Financial Statements.	11

Statements of Assets and Liabilities (unaudited)
January 31, 2013

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
ASSETS:
Investments in securities, at cost	$151,162,542	$188,967,547

Investments in securities, at fair value	$162,549,710	$207,525,113
Cash	14,000	—
Deposits with brokers for futures collateral	10,500	—
Receivables:
Investment securities sold	—	1,070,549
Capital shares sold	1,185,034	139,355
Dividends	151,323	102,930
From advisor (See Note 3)	42,293	44,122
Variation margin	224	—
Prepaid expenses	35,697	34,906

Total assets	163,988,781	208,916,975

LIABILITIES:
Payables:
Investment securities purchased	2,389,952	1,728,048
Capital shares reacquired	22,862	1,023
12b-1 distribution fees	13,230	1,873
Management fee	73,405	100,960
Trustees’ fees	916	1,161
Fund administration	4,894	6,731
To affiliates (See Note 3)	30,853	67,076
Variation margin	—	103
Accrued expenses and other liabilities	41,067	48,299

Total liabilities	2,577,179	1,955,274

NET ASSETS	$161,411,602	$206,961,701

COMPOSITION OF NET ASSETS:
Paid-in capital	$146,798,692	$186,182,690
Undistributed net investment income	206,435	163,698
Accumulated net realized gain on investments and futures contracts	3,019,419	2,057,896
Net unrealized appreciation on investments and futures contracts	11,387,056	18,557,417

Net Assets	$161,411,602	$206,961,701

12	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)
January 31, 2013

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Net assets by class:
Class A Shares	$52,917,777	$7,867,660
Class C Shares	$1,134,823	$562,650
Class F Shares	$4,921,005	$1,093,665
Class I Shares	$102,368,983	$197,412,342
Class R2 Shares	$13,201	$12,688
Class R3 Shares	$55,813	$12,696
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	2,825,908	428,109
Class C Shares	61,014	30,824
Class F Shares	262,780	59,538
Class I Shares	5,462,714	10,730,125
Class R2 Shares	703	689
Class R3 Shares	2,985	689.316
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.73	$18.38
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.87	$19.50
Class C Shares-Net asset value	$18.60	$18.25
Class F Shares-Net asset value	$18.73	$18.37
Class I Shares-Net asset value	$18.74	$18.40
Class R2 Shares-Net asset value	$18.78	$18.42
Class R3 Shares-Net asset value	$18.70	$18.42

See Notes to Financial Statements.	13

Statements of Operations (unaudited)
For the Six Months Ended January 31, 2013

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Investment income:
Dividends	$1,592,272	$2,872,792
Interest and other	24,212	12,647

Total investment income	1,616,484	2,885,439

Expenses:
Management fee	338,930	510,598
12b-1 distribution plan-Class A	52,124	16,303
12b-1 distribution plan-Class C	1,702	550
12b-1 distribution plan-Class F	1,494	189
12b-1 distribution plan-Class R2	—	—
12b-1 distribution plan-Class R3	71	—
Shareholder servicing	9,252	7,015
Professional	21,931	22,012
Reports to shareholders	2,618	3,992
Fund administration	22,595	34,040
Custody	16,872	16,419
Trustees’ fees	1,342	2,015
Registration	19,390	19,229
Offering costs	10,873	9,728
Subsidy (See Note 3)	51,816	129,159
Other	2,129	2,277

Gross expenses	553,139	773,526
Expense reductions (See Note 7)	(18)	(6)
Management fee waived and expense reimbursed (See Note 3)	(215,304)	(245,880)

Net expenses	337,817	527,640

Net investment income	1,278,667	2,357,799

Net realized and unrealized gain:
Net realized gain on investments and futures contracts	4,225,687	5,414,501
Net change in unrealized appreciation/depreciation on investments and futures contracts	7,954,665	17,734,335

Net realized and unrealized gain	12,180,352	23,148,836

Net Increase in Net Assets Resulting From Operations	$13,459,019	$25,506,635

14	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Calibrated Large Cap Value Fund

INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2013 (unaudited)	For the Period Ended July 31, 2012*
Operations:
Net investment income	$1,278,667	$359,193
Net realized gain on investments and futures contracts	4,225,687	1,449,397
Net change in unrealized appreciation/depreciation on investments and futures contracts	7,954,665	3,432,391

Net increase in net assets resulting from operations	13,459,019	5,240,981

Distributions to shareholders from:
Net investment income
Class A	(497,800)	—
Class C	(3,177)	—
Class F	(44,435)	—
Class I	(905,141)	—
Class R2	(89)	—
Class R3	(638)	—
Net realized gain
Class A	(998,632)	—
Class C	(7,295)	—
Class F	(79,317)	—
Class I	(1,568,912)	—
Class R2	(264)	—
Class R3	(1,245)	—

Total distributions to shareholders	(4,106,945)	—

Capital share transactions (See Note 11):
Net proceeds from sales of shares	104,610,790	67,412,606
Reinvestment of distributions	3,539,403	—
Cost of shares reacquired	(26,295,295)	(2,448,957)

Net increase in net assets resulting from capital share transactions	81,854,898	64,963,649

Net increase in net assets	91,206,972	70,204,630

NET ASSETS:
Beginning of period	$70,204,630	$—

End of period	$161,411,602	$70,204,630

Undistributed net investment income	$206,435	$379,048

*	For the period December 21, 2011 (commencement of operations) to July 31, 2012.

See Notes to Financial Statements.	15

Statements of Changes in Net Assets (concluded)

	Calibrated Mid Cap Value Fund

INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2013 (unaudited)	For the Period Ended July 31, 2012*
Operations:
Net investment income	$2,357,799	$306,642
Net realized gain on investments and futures contracts	5,414,501	392,102
Net change in unrealized appreciation/depreciation on investments and futures contracts	17,734,335	823,082

Net increase in net assets resulting from operations	25,506,635	1,521,826

Distributions to shareholders from:
Net investment income
Class A	(177,304)	—
Class C	(1,213)	—
Class F	(5,384)	—
Class I	(2,333,838)	—
Class R2	(110)	—
Class R3	(120)	—
Net realized gain
Class A	(355,469)	—
Class C	(2,010)	—
Class F	(7,988)	—
Class I	(3,382,734)	—
Class R2	(253)	—
Class R3	(253)	—

Total distributions to shareholders	(6,266,676)	—

Capital share transactions (See Note 11):
Net proceeds from sales of shares	73,920,374	123,859,997
Reinvestment of distributions	6,135,456	—
Cost of shares reacquired	(12,997,844)	(4,718,067)

Net increase in net assets resulting from capital share transactions	67,057,986	119,141,930

Net increase in net assets	86,297,945	120,663,756

NET ASSETS:
Beginning of period	$120,663,756	$—

End of period	$206,961,701	$120,663,756

Undistributed net investment income	$163,698	$323,868

*	For the period December 21, 2011 (commencement of operations) to July 31, 2012.

16	See Notes to Financial Statements.

Financial Highlights
CALIBRATED LARGE CAP VALUE FUND

	Class A Shares

	Six Months Ended 1/31/2013 (unaudited)		12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$17.18		$15.00

Investment operations:
Net investment income(b)	.19		.19
Net realized and unrealized gain	1.96		1.99

Total from investment operations	2.15		2.18

Distributions to shareholders from:
Net investment income	(.20)		—
Net realized gain	(.40)		—

Total distributions	(.60)		—

Net asset value, end of period	$18.73		$17.18

Total Return(c)	12.80	%(d)	14.53	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including
management fee waived and expenses reimbursed	.38	%(d)	.73	%(e)
Expenses, including expense reductions, management fee
waived and expenses reimbursed	.38	%(d)	.73	%(e)
Expenses, excluding expense reductions, management fee
waived and expenses reimbursed	.57	%(d)	1.41	%(e)
Net investment income	1.06	%(d)	1.89	%(e)

Supplemental Data:

Net assets, end of period (000)	$52,918		$35,932
Portfolio turnover rate	60.03	%(d)	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)
CALIBRATED LARGE CAP VALUE FUND

	Class C Shares

	Six Months Ended 1/31/2013 (unaudited)		12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$17.10		$15.00

Investment operations:
Net investment income(b)	.10		.15
Net realized and unrealized gain	1.97		1.95

Total from investment operations	2.07		2.10

Distributions to shareholders from:
Net investment income	(.17)		—
Net realized gain	(.40)		—

Total distributions	(.57)		—

Net asset value, end of period	$18.60		$17.10

Total Return(c)	12.40	%(d)	14.00	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management
fee waived and expenses reimbursed	.74	%(d)	1.47	%(e)
Expenses, including expense reductions, management fee
waived and expenses reimbursed	.74	%(d)	1.47	%(e)
Expenses, excluding expense reductions, management fee
waived and expenses reimbursed	.93	%(d)	2.15	%(e)
Net investment income	.54	%(d)	1.44	%(e)

Supplemental Data:

Net assets, end of period (000)	$1,135		$61
Portfolio turnover rate	60.03	%(d)	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

18	See Notes to Financial Statements.

Financial Highlights (continued)
CALIBRATED LARGE CAP VALUE FUND

	Class F Shares

	Six Months Ended 1/31/2013 (unaudited)		12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$17.19		$15.00

Investment operations:
Net investment income(b)	.22		.20
Net realized and unrealized gain	1.94		1.99

Total from investment operations	2.16		2.19

Distributions to shareholders from:
Net investment income	(.22)		—
Net realized gain	(.40)		—

Total distributions	(.62)		—

Net asset value, end of period	$18.73		$17.19

Total Return(c)	12.89	%(d)	14.60	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including
management fee waived and expenses reimbursed	.30	%(d)	.58	%(e)

Expenses, including expense reductions, management fee
waived and expenses reimbursed	.30	%(d)	.58	%(e)

Expenses, excluding expense reductions, management fee
waived and expenses reimbursed	.49	%(d)	1.33	%(e)

Net investment income	1.22	%(d)	2.03	%(e)

Supplemental Data:

Net assets, end of period (000)	$4,921		$35
Portfolio turnover rate	60.03	%(d)	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	19

Financial Highlights (continued)
CALIBRATED LARGE CAP VALUE FUND

	Class I Shares

	Six Months Ended 1/31/2013 (unaudited)		12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$17.20		$15.00

Investment operations:
Net investment income(b)	.21		.19
Net realized and unrealized gain	1.96		2.01

Total from investment operations	2.17		2.20

Distributions to shareholders from:
Net investment income	(.23)		—
Net realized gain	(.40)		—

Total distributions	(.63)		—

Net asset value, end of period	$18.74		$17.20

Total Return(c)	12.92	%(d)	14.67	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.25	%(d)	.49	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.25	%(d)	.49	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(d)	.94	%(e)

Net investment income	1.18	%(d)	1.89	%(e)

Supplemental Data:

Net assets, end of period (000)	$102,369		$34,155
Portfolio turnover rate	60.03	%(d)	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

20	See Notes to Financial Statements.

Financial Highlights (continued)
CALIBRATED LARGE CAP VALUE FUND

	Class R2 Shares

	Six Months Ended 1/31/2013 (unaudited)		12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$17.14		$15.00

Investment operations:
Net investment income(b)	.22		.16
Net realized and unrealized gain	1.95		1.98

Total from investment operations	2.17		2.14

Distributions to shareholders from:
Net investment income	(.13)		—
Net realized gain	(.40)		—

Total distributions	(.53)		—

Net asset value, end of period	$18.78		$17.14

Total Return(c)	12.95	%(d)	14.27	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.24	%(d)	1.06	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.24	%(d)	1.06	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.43	%(d)	1.81	%(e)

Net investment income	1.22	%(d)	1.55	%(e)

Supplemental Data:

Net assets, end of period (000)	$13		$11
Portfolio turnover rate	60.03	%(d)	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	21

Financial Highlights (concluded)
CALIBRATED LARGE CAP VALUE FUND

	Class R3 Shares

	Six Months Ended 1/31/2013 (unaudited)		12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$17.15		$15.00

Investment operations:
Net investment income(b)	.20		.17
Net realized and unrealized gain	1.95		1.98

Total from investment operations	2.15		2.15

Distributions to shareholders from:
Net investment income	(.20)		—
Net realized gain	(.40)		—

Total distributions	(.60)		—

Net asset value, end of period	$18.70		$17.15

Total Return(c)	12.85	%(d)	14.33	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.96	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.96	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(d)	1.71	%(e)

Net investment income	1.15	%(d)	1.65	%(e)

Supplemental Data:

Net assets, end of period (000)	$56		$11
Portfolio turnover rate	60.03	%(d)	62.31%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

22	See Notes to Financial Statements.

Financial Highlights
CALIBRATED MID CAP VALUE FUND

	Class A Shares
	Six Months Ended 1/31/2013 (unaudited)		12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$16.47		$15.00

Investment operations:
Net investment income(b)	.23		.15
Net realized and unrealized gain	2.28		1.32

Total from investment operations	2.51		1.47

Distributions to shareholders from:
Net investment income	(.22)		—
Net realized gain	(.38)		—

Total distributions	(.60)		—

Net asset value, end of period	$18.38		$16.47

Total Return(c)	15.65	%(d)	9.80	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.83	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.83	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.58	%(d)	1.63	%(e)

Net investment income	1.33	%(d)	1.51	%(e)

Supplemental Data:

Net assets, end of period (000)	$7,868		$13,726
Portfolio turnover rate	51.77	%(d)	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	23

Financial Highlights (continued)
CALIBRATED MID CAP VALUE FUND

	Class C Shares

	Six Months Ended 1/31/2013 (unaudited)		12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$16.39		$15.00

Investment operations:
Net investment income(b)	.13		.08
Net realized and unrealized gain	2.30		1.31

Total from investment operations	2.43		1.39

Distributions to shareholders from:
Net investment income	(.19)		—
Net realized gain	(.38)		—

Total distributions	(.57)		—

Net asset value, end of period	$18.25		$16.39

Total Return(c)	15.24	%(d)	9.27	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.78	%(d)	1.54	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.78	%(d)	1.54	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.93	%(d)	2.38	%(e)
Net investment income	.74	%(d)	.80	%(e)

Supplemental Data:

Net assets, end of period (000)	$563		$15
Portfolio turnover rate	51.77	%(d)	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

24	See Notes to Financial Statements.

Financial Highlights (continued)
CALIBRATED MID CAP VALUE FUND

	Class F Shares

	Six Months Ended 1/31/2013 (unaudited)		12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$16.48		$15.00

Investment operations:
Net investment income(b)	.19		.16
Net realized and unrealized gain	2.33		1.32

Total from investment operations	2.52		1.48

Distributions to shareholders from:
Net investment income	(.25)		—
Net realized gain	(.38)		—

Total distributions	(.63)		—

Net asset value, end of period	$18.37		$16.48

Total Return(c)	15.75	%(d)	9.87	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.34	%(d)	.68	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.34	%(d)	.68	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.49	%(d)	1.51	%(e)
Net investment income	1.11	%(d)	1.59	%(e)

Supplemental Data:

Net assets, end of period (000)	$1,094		$56
Portfolio turnover rate	51.77	%(d)	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	25

Financial Highlights (continued)
CALIBRATED MID CAP VALUE FUND

	Class I Shares

	Six Months Ended 1/31/2013 (unaudited)		12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$16.50		$15.00

Investment operations:
Net investment income(b)	.24		.17
Net realized and unrealized gain	2.30		1.33

Total from investment operations	2.54		1.50

Distributions to shareholders from:
Net investment income	(.26)		—
Net realized gain	(.38)		—

Total distributions	(.64)		—

Net asset value, end of period	$18.40		$16.50

Total Return(c)	15.83	%(d)	10.00	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(d)	.58	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.58	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.45	%(d)	.95	%(e)
Net investment income	1.40	%(d)	1.73	%(e)

Supplemental Data:

Net assets, end of period (000)	$197,412		$106,844
Portfolio turnover rate	51.77	%(d)	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

26	See Notes to Financial Statements.

Financial Highlights (continued)
CALIBRATED MID CAP VALUE FUND

	Class R2 Shares

	Six Months Ended 1/31/2013 (unaudited)		12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$16.43		$15.00

Investment operations:
Net investment income(b)	.24		.11
Net realized and unrealized gain	2.29		1.32

Total from investment operations	2.53		1.43

Distributions to shareholders from:
Net investment income	(.16)		—
Net realized gain	(.38)		—

Total distributions	(.54)		—

Net asset value, end of period	$18.42		$16.43

Total Return(c)	15.81	%(d)	9.53	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(d)	1.15	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.30	%(d)	1.15	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(d)	2.01	%(e)
Net investment income	1.40	%(d)	1.15	%(e)

Supplemental Data:

Net assets, end of period (000)	$13		$11
Portfolio turnover rate	51.77	%(d)	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	27

Financial Highlights (concluded)
CALIBRATED MID CAP VALUE FUND

	Class R3 Shares

	Six Months Ended 1/31/2013 (unaudited)		12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$16.44		$15.00

Investment operations:
Net investment income(b)	.24		.12
Net realized and unrealized gain	2.30		1.32

Total from investment operations	2.54		1.44

Distributions to shareholders from:
Net investment income	(.18)		—
Net realized gain	(.38)		—

Total distributions	(.56)		—

Net asset value, end of period	$18.42		$16.44

Total Return(c)	15.85	%(d)	9.60	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(d)	1.05	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.30	%(d)	1.05	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(d)	1.91	%(e)
Net investment income	1.40	%(d)	1.24	%(e)

Supplemental Data:

Net assets, end of period (000)	$13		$11
Portfolio turnover rate	51.77	%(d)	76.72%

(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

28	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust currently consists of three funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return. Each Fund has six classes of shares: Class A, C, F, I, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of

29

Notes to Financial Statements (unaudited)(continued)

portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal period ended July 31, 2012. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in

30

Notes to Financial Statements (unaudited)(continued)

excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing each Fund’s investments carried at fair value:

	Calibrated Large Cap Value Fund				Calibrated Mid Cap Value Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$160,587	$—	$—	$160,587	$206,558	$—	$—	$206,558
Repurchase Agreement	—	1,963	—	1,963	—	967	—	967

Total	$160,587	$1,963	$—	$162,550	$206,558	$967	$—	$207,824

Other Financial Instruments

Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	—	(112)	—	(112)	—	(149)	—	(149)

Total	$—	$(112)	$—	$(112)	$—	$(149)	$—	$(149)

*	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. There were no level transfers during the period ended January 31, 2013.

31

Notes to Financial Statements (unaudited)(continued)

(i)

Disclosures about Derivative Instruments and Hedging Activities–The Funds entered into E-Mini S&P 500 Index futures contracts for the six months ended January 31, 2013 (as described in note 2(f)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case the Funds may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of January 31, 2013, the Funds had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund

Liability Derivatives	Equity Index Contracts	Fair Value	Equity Index Contracts	Fair Value

Futures Contracts(1)	$ 112	$ 112	$ 149	$ 149

Total	$ 112	$ 112	$ 149	$ 149

(1)

Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the six months ended January 31, 2013, were as follows:

	Calibrated Large Cap Value Fund				Calibrated Mid Cap Value Fund

	Equity Index Contracts		Total		Equity Index Contracts		Total

Net Realized Gain (Loss)(1)
Futures Contracts	$ 1,449		$ 1,449		$ 46		$ 46
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$ (112)		$ (112)		$ (149)		$ (149)
Average Number of Contracts*
Futures Contracts	—	(3)	—	(3)	—	(3)	—	(3)

*	Calculated based on the number of contracts for the six months ended January 31, 2013.
(1)	Statements of Operations location: Net realized gain on investments and futures contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments and futures contracts.
(3)	Amount is less than 1 contract.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.60%
Over $2 billion	.55%

For the six months ended January 31, 2013, for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, the effective management fee, net of waivers, was at an annualized rate of .22% and .31%, respectively.

32

Notes to Financial Statements (unaudited)(continued)

For the period ended January 31, 2013 and continuing through November 30, 2013, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees, to an annual rate of .50% for Calibrated Large Cap Value Fund and .60% for Calibrated Mid Cap Value Fund. Each agreement may be terminated only by the Funds’ Board.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fee and distribution and service fees) of each applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statements of Operations and Payable to affiliates on each Fund’s Statements of Assets and Liabilities.

As of January 31, 2013, the percentages of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds

Fund of Funds	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund

Lord Abbett Balanced Strategy Fund	13.58%	55.92%
Lord Abbett Diversified Income Strategy Fund	4.15%	2.57%
Lord Abbett Global Allocation Fund	.59%	5.92%
Lord Abbett Growth & Income Strategy Fund	31.14%	23.06%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class C	Class F	Class R2	Class R3

Service	.25%	.25%	—	.25%	.25%
Distribution	—	.75%	.10%	.35%	.25%

*

Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended January 31, 2013:

	Distributor Commissions	Dealers’ Concessions

Calibrated Large Cap Value Fund	$20,200	$108,915
Calibrated Mid Cap Value Fund	5,212	26,923

33

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended January 31, 2013:

	Class A	Class C

Calibrated Large Cap Value Fund	$108	$9
Calibrated Mid Cap Value Fund	—	—

During the six months ended January 31, 2013, two Trustees and certain of the Trust’s officers had an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually for each Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2013 and the fiscal period ended July 31, 2012 was as follows:

	Calibrated Large Cap Value Fund		Calibrated Large Cap Value Fund

	Six Months Ended 1/31/2013 (unaudited)	Period Ended 7/31/2012	Six Months Ended 1/31/2013 (unaudited)	Period Ended 7/31/2012

Distributions paid from:
Ordinary income	$4,100,225	$—	$6,234,113	$—
Net long-term capital gains	6,720	—	32,563	—

Total distributions paid	$4,106,945	$—	$6,266,676	$—

As of January 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Large Cap Value Fund

Tax cost	$151,279,490	$189,404,849

Gross unrealized gain	11,855,259	19,491,048
Gross unrealized loss	(585,039)	(1,370,784)

Net unrealized security gain	$11,270,220	$18,120,264

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

34

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2013 were as follows:

	Purchases	Sales

Calibrated Large Cap Value Fund	$145,356,386	$66,978,730
Calibrated Mid Cap Value Fund	149,799,292	86,901,703

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2013.

6.	TRUSTEES’ REMUNERATION

During the six months ended January 31, 2013, the Trust’s officers and the two Trustees who were associated with Lord Abbett did not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Funds and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of January 31, 2013, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2013.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

35

Notes to Financial Statements (unaudited)(continued)

10.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of a Fund’s investment in an individual company will fluctuate in response to its changing prospects and movements in the equity securities markets in general. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The market may fail to recognize for a long time the intrinsic value of particular value stocks each Fund may hold. The large companies in which Calibrated Large Cap Value Fund invests may be less able to respond quickly to certain market developments and may have slower rates of growth than smaller companies. The mid-sized companies in which Calibrated Mid Cap Value Fund invests may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Due to each Fund’s exposure to foreign companies and American Depository Receipts, each Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect each Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Calibrated Large Cap Value Fund	Six Months Ended January 31, 2013 (unaudited)		Period Ended July 31, 2012†

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	1,959,089	$35,526,857	2,239,545	$35,285,462
Reinvestment of distributions	57,491	983,676	—	—
Shares reacquired	(1,282,649)	(22,591,988)	(147,568)	(2,420,649)

Increase	733,931	$13,918,545	2,091,977	$32,864,813

Class C Shares

Shares sold	59,464	$1,060,549	5,200	$83,959
Reinvestment of distributions	616	10,472	—	—
Shares reacquired	(2,610)	(46,048)	(1,656)	(27,221)

Increase	57,470	$1,024,973	3,544	$56,738

Class F Shares

Shares sold	449,096	$8,089,191	2,016	$33,260
Reinvestment of distributions	6,511	111,411	—	—
Shares reacquired	(194,843)	(3,452,269)	—	—

Increase	260,764	$4,748,333	2,016	$33,260

Class I Shares

Shares sold	3,345,373	$59,882,869	1,986,051	$31,989,925
Reinvestment of distributions	142,033	2,431,608	—	—
Shares reacquired	(10,679)	(192,818)	(64)	(1,087)

Increase	3,476,727	$62,121,659	1,985,987	$31,988,838

36

Notes to Financial Statements (unaudited)(concluded)

Calibrated Large Cap Value Fund	Six Months Ended January 31, 2013 (unaudited)		Period Ended July 31, 2012†

Class R2 Shares	Shares	Amount	Shares	Amount

Shares sold	15.780	$285	666.667	$10,000
Reinvestment of distributions	20.553	353	—	—

Increase	36.333	$638	666.667	$10,000

Class R3 Shares

Shares sold	2,900.013	$51,039	666.667	$10,000
Reinvestment of distributions	110.210	1,883	—	—
Shares reacquired	(691.890)	(12,172)	—	—

Increase	2,318.333	$40,750	666.667	$10,000

†	For the period December 21, 2011 (commencement of operations) to July 31, 2012.

Calibrated Mid Cap Value Fund	Six Months Ended January 31, 2013 (unaudited)		Period Ended July 31, 2012†

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	334,243	$5,819,173	1,124,432	$17,407,262
Reinvestment of distributions	28,488	468,011	—	—
Shares reacquired	(768,286)	(12,936,802)	(290,768)	(4,716,098)

Increase (decrease)	(405,555)	$(6,649,618)	833,664	$12,691,164

Class C Shares

Shares sold	30,426	$538,030	944	$14,330
Reinvestment of distributions	197	3,223	—	—
Shares reacquired	(689)	(11,648)	(54)	(925)

Increase	29,934	$529,605	890	$13,405

Class F Shares

Shares sold	56,207	$978,772	3,424	$54,865
Reinvestment of distributions	813	13,369	—	—
Shares reacquired	(906)	(15,514)	—	—

Increase	56,114	$976,627	3,424	$54,865

Class I Shares

Shares sold	3,913,374	$66,584,399	6,475,440	$106,363,540
Reinvestment of distributions	343,355	5,650,117	—	—
Shares reacquired	(1,980)	(33,880)	(64)	(1,044)

Increase	4,254,749	$72,200,636	6,475,376	$106,362,496

Class R2 Shares

Shares sold	—	$—	666.667	$10,000
Reinvestment of distributions	22.333	363	—	—

Increase	22.333	$363	666.667	$10,000

Class R3 Shares
Shares sold	—	$—	666.667	$10,000
Reinvestment of distributions	22.649	373	—	—

Increase	22.649	$373	666.667	$10,000

†	For the period December 21, 2011 (commencement of operations) to July 31, 2012.

37

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) detailed performance attribution analysis; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant universes, in each case as of the nine-month period ended September 30, 2012. As to Calibrated Large Cap Value Fund, the Board observed that the investment performance of the Class A shares was well above the median of the performance universe for the nine-month period. As to Calibrated Mid Cap Value Fund, the Board observed that the investment performance of the Class A shares was above the median of the performance universe for the nine-month period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord

38

Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the expense ratios generally were well below the medians of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the

39

prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

40

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

41

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Equity Trust Lord Abbett Calibrated Large Cap Value Fund Lord Abbett Calibrated Mid Cap Value Fund	CALIBRATED-3-0113 (03/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Small Cap Blend Fund

For the six-month period ended January 31, 2013

Lord Abbett Equity Trust Lord Abbett Small Cap Blend Fund Semiannual Report
For the six-month period ended January 31, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Small Cap Blend Fund for the six-month period ended January 31, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

1

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 through January 31, 2013).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/12 - 1/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	8/1/12	1/31/13	8/1/12 – 1/31/13

Class A
Actual	$1,000.00	$1,126.00	$ 7.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.29	$ 6.97
Class B
Actual	$1,000.00	$1,121.90	$10.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.03	$10.26
Class C
Actual	$1,000.00	$1,122.10	$10.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.06	$10.21
Class F
Actual	$1,000.00	$1,127.10	$ 6.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$ 5.70
Class I
Actual	$1,000.00	$1,127.50	$ 5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.05	$ 5.19
Class P
Actual	$1,000.00	$1,125.00	$ 7.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.78	$ 7.48
Class R2
Actual	$1,000.00	$1,123.90	$ 8.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.03	$ 8.24
Class R3
Actual	$1,000.00	$1,124.80	$ 8.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$ 7.73

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.37% for Class A, 2.02% for Class B, 2.01 for Class C, 1.12% for Class F, 1.02% for Class I, 1.47% for Class P, 1.62% for Class R2 and 1.52% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
January 31, 2013

Sector*	%**
Consumer Discretionary	11.99%
Consumer Staples	1.47%
Energy	6.02%
Financials	21.51%
Health Care	11.68%

Sector*	%**
Industrials	16.42%
Information Technology	18.29%
Materials	9.48%
Short-Term Investment	3.14%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
January 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 95.75%

Aerospace & Defense 4.77%
DigitalGlobe, Inc.*	600,200	$16,788
Esterline Technologies Corp.*	106,124	7,046
HEICO Corp.	112,045	5,082
HEICO Corp. Class A	139,383	4,740
LMI Aerospace, Inc.*	33,783	747

Total		34,403

Chemicals 1.52%
Axiall Corp.	101,400	5,697
HB Fuller Co.	134,074	5,239

Total		10,936

Commercial Banks 6.83%
IBERIABANK Corp.	185,882	9,571
PacWest Bancorp	228,079	6,268
Popular, Inc.*	143,815	3,860
SCBT Financial Corp.	82,453	3,471
SVB Financial Group*	157,500	10,453
Synovus Financial Corp.	2,700,800	6,968
Wintrust Financial Corp.	232,700	8,626

Total		49,217

Communications Equipment 1.38%
Ruckus Wireless, Inc.*	423,000	9,966

Construction & Engineering 2.15%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	89,300	4,537
Foster Wheeler AG (Switzerland)*(a)	420,096	10,969

Total		15,506

Consumer Finance 2.63%
Encore Capital Group, Inc.*	301,417	9,070
Portfolio Recovery Associates, Inc.*	92,354	9,877

Total		18,947

Investments	Shares	Fair Value (000)

Containers & Packaging 1.19%
Berry Plastics Group, Inc.*	486,500		$8,553

Distributors 1.52%
Pool Corp.	239,682		10,982

Diversified Consumer Services 2.22%
K12, Inc.*	302,300		5,580
Sotheby’s	290,200		10,424

Total			16,004

Diversified Financial Services 0.64%
PHH Corp.*	209,900		4,593

Electrical Equipment 0.19%
Powell Industries, Inc.*	30,500		1,380

Electronic Equipment, Instruments & Components 0.64%
Measurement Specialties, Inc.*	7,740		273
Mercury Computer Systems, Inc.*	586,800		4,313

Total			4,586

Energy Equipment & Services 1.51%
ION Geophysical Corp.*	1,072,600		7,294
North Atlantic Drilling Ltd.†(b)	347,408	NOK	3,561

Total			10,855

Food Products 0.68%
J & J Snack Foods Corp.	71,998		4,907

Health Care Equipment & Supplies 3.18%
Greatbatch, Inc.*	352,400		9,353
Hill-Rom Holdings, Inc.	169,100		5,611
Masimo Corp.	393,701		7,992

Total			22,956

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
January 31, 2013

Investments	Shares	Fair Value (000)

Health Care Providers & Services 8.36%
ExamWorks Group, Inc.*	699,755	$10,125
IPC The Hospitalist Co., Inc.*	203,700	8,686
Magellan Health Services, Inc.*	108,500	5,566
Providence Service Corp. (The)*	349,900	6,484
Tenet Healthcare Corp.*	240,725	9,347
VCA Antech, Inc.*	437,500	9,450
WellCare Health Plans, Inc.*	209,700	10,634

Total		60,292

Hotels, Restaurants & Leisure 2.53%
Bally Technologies, Inc.*	197,300	9,502
Life Time Fitness, Inc.*	171,620	8,706

Total		18,208

Household Products 0.78%
Central Garden & Pet Co.*	581,900	5,586

Information Technology Services 5.60%
Cardtronics, Inc.*	968,818	25,083
FleetCor Technologies, Inc.*	254,940	15,255

Total		40,338

Insurance 3.18%
Endurance Specialty Holdings Ltd.	84,300	3,618
First American Financial Corp.	417,100	9,965
RLI Corp.	134,910	9,310

Total		22,893

Internet Software & Services 1.35%
Liquidity Services, Inc.*	263,600	8,401
NIC, Inc.	83,070	1,354

Total		9,755

Machinery 4.01%
Middleby Corp. (The)*	100,789	14,248
Oshkosh Corp.*	374,000	14,653

Total		28,901

Investments	Shares	Fair Value (000)

Metals & Mining 5.87%
Allied Nevada Gold Corp.*	228,100		$5,404
AuRico Gold, Inc. (Canada)*(a)	1,249,500		8,809
Detour Gold Corp.*(b)	400,800	CAD	8,471
Molycorp, Inc.*	840,700		6,204
New Gold, Inc. (Canada)*(a)	787,600		7,640
Osisko Mining Corp. (Canada)*(a)	833,400		5,756

Total			42,284

Oil, Gas & Consumable Fuels 4.94%
Cheniere Energy, Inc.*	117,900		2,503
Endeavour International Corp.*	1,491,200		8,112
Energy XXI Bermuda Ltd.	491,500		15,394
Frontline 2012 Ltd.*†(b)	254,666	NOK	1,809
Plains Exploration & Production Co.*	90,800		4,336
Ship Finance International Ltd.	205,900		3,471

Total			35,625

Paper & Forest Products 0.80%
KapStone Paper and Packaging Corp.	241,000		5,784

Professional Services 1.16%
Mistras Group, Inc.*	378,905		8,343

Real Estate Investment Trusts 1.35%
Mid-America Apartment Communities, Inc.	148,800		9,727

Real Estate Management & Development 4.12%
Altisource Portfolio Solutions SA (Luxembourg)*(a)	140,800		12,372
Jones Lang LaSalle, Inc.	187,986		17,321

Total			29,693

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)
January 31, 2013

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment 5.29%
Applied Micro Circuits Corp.*	1,083,300	$9,284
Monolithic Power Systems, Inc.	157,000	3,658
Rudolph Technologies, Inc.*	446,300	6,021
Semtech Corp.*	368,817	11,123
Silicon Laboratories, Inc.*	183,603	8,012

Total		38,098

Software 3.82%
Fortinet, Inc.*	268,600	6,336
Informatica Corp.*	287,700	10,648
SS&C Technologies Holdings, Inc.*	467,432	10,578

Total		27,562

Specialty Retail 4.43%
Cabela’s, Inc.*	118,900	6,138
Chico’s FAS, Inc.	309,100	5,542
DSW, Inc. Class A	147,900	9,899
Hibbett Sports, Inc.*	197,000	10,374

Total		31,953

Textiles, Apparel & Luxury Goods 1.14%
Crocs, Inc.*	554,300	8,237

Thrifts & Mortgage Finance 2.03%
Ocwen Financial Corp.*	375,588	14,637

Trading Companies & Distributors 3.94%
DXP Enterprises, Inc.*	186,300	10,600
WESCO International, Inc.*	145,600	10,619
MRC Global, Inc.*	234,600	7,209

Total		28,428

Total Common Stocks (cost $609,853,783)		690,135

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 3.10%

Repurchase Agreement
Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $22,795,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $22,834,527; proceeds: $22,384,848 (cost $22,384,842)	$22,385	$22,385

Total Investments in Securities 98.85% (cost $632,238,625)		712,520

Foreign Cash and Other Assets in Excess of Liabilities 1.15%		8,265

Net Assets 100.00%		$720,785

CAD	Canadian dollar.
NOK	Norwegian krone.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
January 31, 2013

ASSETS:
Investments in securities, at fair value (cost $632,238,625)	$712,520,488
Foreign cash, at value (cost $43,583)	44,490
Receivables:
Investment securities sold	21,713,853
Capital shares sold	498,646
Interest	6
Prepaid expenses and other assets	108,471

Total assets	734,885,954

LIABILITIES:
Payables:
Investment securities purchased	11,127,225
Capital shares reacquired	1,581,779
Management fee	464,806
12b-1 distribution fees	263,338
Trustees’ fees	161,139
To affiliate (See Note 3)	44,216
Fund administration	24,790
Accrued expenses and other liabilities	433,307

Total liabilities	14,100,600

NET ASSETS	$720,785,354

COMPOSITION OF NET ASSETS:
Paid-in capital	$662,006,612
Accumulated net investment loss	(2,281,262)
Accumulated net realized loss on investments and foreign currency related transactions	(19,223,349)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	80,283,353

Net Assets	$720,785,354

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)(concluded)
January 31, 2013

Net assets by class:
Class A Shares	$269,214,316
Class B Shares	$14,179,202
Class C Shares	$78,466,920
Class F Shares	$9,891,942
Class I Shares	$275,537,848
Class P Shares	$55,577,832
Class R2 Shares	$502,747
Class R3 Shares	$17,414,547
Outstanding shares by class (unlimited number of authorized shares of beneficial interest, no par value):
Class A Shares	15,524,494
Class B Shares	885,752
Class C Shares	4,905,781
Class F Shares	563,563
Class I Shares	15,297,829
Class P Shares	3,216,547
Class R2 Shares	29,322
Class R3 Shares	1,011,564
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.34
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$18.40
Class B Shares-Net asset value	$16.01
Class C Shares-Net asset value	$15.99
Class F Shares-Net asset value	$17.55
Class I Shares-Net asset value	$18.01
Class P Shares-Net asset value	$17.28
Class R2 Shares-Net asset value	$17.15
Class R3 Shares-Net asset value	$17.22

8	See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2013

Investment income:
Dividends (net of foreign withholding taxes of $2,864)	$6,253,160
Interest	795

Total investment income	6,253,955

Expenses:
Management fee	2,954,319
12b-1 distribution plan-Class A	479,813
12b-1 distribution plan-Class B	80,222
12b-1 distribution plan-Class C	393,563
12b-1 distribution plan-Class F	4,968
12b-1 distribution plan-Class P	143,182
12b-1 distribution plan-Class R2	1,345
12b-1 distribution plan-Class R3	42,221
Shareholder servicing	659,688
Fund administration	157,564
Subsidy (See Note 3)	95,219
Registration	45,230
Reports to shareholders	39,329
Professional	29,821
Custody	19,773
Trustees’ fees	12,188
Other	11,761

Gross expenses	5,170,206
Expense reductions (See Note 7)	(238)

Net expenses	5,169,968

Net investment income	1,083,987

Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	58,605,591
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	32,467,146

Net realized and unrealized gain	91,072,737

Net Increase in Net Assets Resulting From Operations	$92,156,724

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended January 31, 2013 (unaudited)	For the Year Ended July 31, 2012
Operations:
Net investment income (loss)	$1,083,987	$(3,794,276)
Net realized gain on investments and foreign currency related transactions	58,605,591	48,254,649
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	32,467,146	(116,116,784)

Net increase (decrease) in net assets resulting from operations	92,156,724	(71,656,411)

Distributions to shareholders from:
Net investment income
Class F	(11,844)	—
Class I	(704,482)	—

Total distributions to shareholders	(716,326)	—

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	36,303,038	124,912,776
Reinvestment of distributions	652,124	—
Cost of shares reacquired	(209,463,248)	(383,145,302)

Net decrease in net assets resulting from capital share transactions	(172,508,086)	(258,232,526)

Net decrease in net assets	(81,067,688)	(329,888,937)

NET ASSETS:
Beginning of period	$801,853,042	$1,131,741,979

End of period	$720,785,354	$801,853,042

Accumulated net investment loss	$(2,281,262)	$(2,648,923)

10	See Notes to Financial Statements.

Financial Highlights

	Class A Shares

	Six Months Ended 1/31/2013 (unaudited)
			Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$15.41		$16.36	$12.91	$12.08	$15.76	$18.69

Investment operations:
Net investment
income (loss)(a)	.02		(.07)	(.05)	(.09)	(.08)	(.11)
Net realized and
unrealized gain (loss)	1.91		(.88)	3.50	.92	(3.60)	(.55)

Total from investment
operations	1.93		(.95)	3.45	.83	(3.68)	(.66)

Distributions to
shareholders from:
Net realized gain	—		—	—	—	—	(2.27)

Net asset value,
end of period	$17.34		$15.41	$16.36	$12.91	$12.08	$15.76

Total Return(b)	12.60	%(c)	(5.87)%	26.72%	6.87%	(23.35)%	(3.51)%
Ratios to Average Net Assets:
Expenses, including
expense reductions	.69	%(c)	1.36%	1.33%	1.35%	1.40%	1.36%
Expenses, excluding
expense reductions	.69	%(c)	1.36%	1.33%	1.35%	1.40%	1.36%
Net investment income
(loss)	.10	%(c)	(.48)%	(.33)%	(.67)%	(.70)%	(.69)%

Supplemental Data:

Net assets,
end of period (000)	$269,214		$275,157	$398,577	$494,581	$508,663	$739,334
Portfolio turnover rate	61.07	%(c)	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Financial Highlights (continued)

	Class B Shares

	Six Months Ended 1/31/2013 (unaudited)
			Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$14.27		$15.25	$12.11	$11.41	$14.98	$17.99

Investment operations:
Net investment loss(a)	(.04)		(.16)	(.14)	(.17)	(.15)	(.21)
Net realized and
unrealized gain (loss)	1.78		(.82)	3.28	.87	(3.42)	(.53)

Total from investment
operations	1.74		(.98)	3.14	.70	(3.57)	(.74)

Distributions to
shareholders from:
Net realized gain	—		—	—	—	—	(2.27)

Net asset value,
end of period	$16.01		$14.27	$15.25	$12.11	$11.41	$14.98

Total Return(b)	12.19	%(c)	(6.43)%	25.93%	6.13%	(23.83)%	(4.15)%
Ratios to Average Net Assets:
Expenses, including
expense reductions	1.02	%(c)	2.01%	1.98%	2.00%	2.05%	2.01%
Expenses, excluding
expense reductions	1.02	%(c)	2.01%	1.98%	2.00%	2.05%	2.01%
Net investment loss	(.24	)%(c)	(1.13)%	(1.00)%	(1.33)%	(1.36)%	(1.34)%

Supplemental Data:

Net assets,
end of period (000)	$14,179		$17,548	$29,291	$33,599	$44,468	$71,936
Portfolio turnover rate	61.07	%(c)	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 1/31/2013 (unaudited)
			Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$14.25		$15.23	$12.10	$11.40	$14.96	$17.97

Investment operations:
Net investment loss(a)	(.03)		(.16)	(.14)	(.16)	(.15)	(.21)
Net realized and
unrealized gain (loss)	1.77		(.82)	3.27	.86	(3.41)	(.53)

Total from investment
operations	1.74		(.98)	3.13	.70	(3.56)	(.74)

Distributions to
shareholders from:
Net realized gain	—		—	—	—	—	(2.27)

Net asset value,
end of period	$15.99		$14.25	$15.23	$12.10	$11.40	$14.96

Total Return(b)	12.21	%(c)	(6.43)%	25.87%	6.14%	(23.80)%	(4.16)%
Ratios to Average Net Assets:
Expenses, including
expense reductions	1.01	%(c)	2.00%	1.97%	2.00%	2.05%	2.01%
Expenses, excluding
expense reductions	1.01	%(c)	2.00%	1.97%	2.00%	2.05%	2.01%
Net investment loss	(.22	)%(c)	(1.11)%	(1.00)%	(1.33)%	(1.36)%	(1.34)%

Supplemental Data:

Net assets,
end of period (000)	$78,467		$80,666	$109,317	$118,244	$141,177	$227,183
Portfolio turnover rate	61.07	%(c)	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 1/31/2013 (unaudited)						9/28/2007(a) to 7/31/2008
			Year Ended 7/31

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value,
beginning of period	$15.59		$16.51	$13.00	$12.14	$15.79	$19.14

Investment operations:
Net investment
income (loss)(b)	.04		(.03)	(.01)	(.06)	(.05)	(.02)
Net realized and
unrealized gain (loss)	1.94		(.89)	3.52	.92	(3.60)	(1.06)

Total from investment
operations	1.98		(.92)	3.51	.86	(3.65)	(1.08)

Distributions to
shareholders from:
Net investment income	(.02)		—	—	—	—	—
Net realized gain	—		—	—	—	—	(2.27)

Net asset value,
end of period	$17.55		$15.59	$16.51	$13.00	$12.14	$15.79

Total Return(c)	12.71	%(d)	(5.57)%	27.00%	7.08%	(23.12)%	(5.60	)%(d)
Ratios to Average Net Assets:
Expenses, including
expense reductions	.57	%(d)	1.11%	1.08%	1.10%	1.14%	.90	%(d)
Expenses, excluding
expense reductions	.57	%(d)	1.11%	1.08%	1.10%	1.14%	.90	%(d)
Net investment income
(loss)	.22	%(d)	(.22)%	(.09)%	(.43)%	(.41)%	(.14	)%(d)

Supplemental Data:

Net assets,
end of period (000)	$9,892		$9,989	$12,459	$14,469	$9,920	$5,703
Portfolio turnover rate	61.07	%(d)	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 1/31/2013 (unaudited)
			Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$16.01		$16.94	$13.32	$12.42	$16.15	$19.03

Investment operations:
Net investment
income (loss)(a)	.05		(.02)	— (b)	(.04)	(.04)	(.06)
Net realized and
unrealized gain (loss)	1.99		(.91)	3.62	.94	(3.69)	(.55)

Total from investment
operations	2.04		(.93)	3.62	.90	(3.73)	(.61)

Distributions to
shareholders from:
Net investment income	(.04)		—	—	—	—	—
Net realized gain	—		—	—	—	—	(2.27)

Net asset value,
end of period	$18.01		$16.01	$16.94	$13.32	$12.42	$16.15

Total Return(c)	12.75	%(d)	(5.49)%	27.18%	7.25%	(23.10)%	(3.16)%
Ratios to Average Net Assets:
Expenses, including
expense reductions	.52	%(d)	1.01%	.98%	1.00%	1.05%	1.01%
Expenses, excluding
expense reductions	.52	%(d)	1.01%	.98%	1.00%	1.05%	1.01%
Net investment income
(loss)	.30	%(d)	(.12)%	(.01)%	(.32)%	(.34)%	(.34)%

Supplemental Data:

Net assets,
end of period (000)	$275,538		$332,630	$462,051	$450,908	$421,430	$461,503
Portfolio turnover rate	61.07	%(d)	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class P Shares

	Six Months Ended 1/31/2013 (unaudited)
			Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$15.36		$16.32	$12.89	$12.08	$15.77	$18.72

Investment operations:
Net investment
income (loss)(a)	.01		(.09)	(.07)	(.10)	(.09)	(.13)
Net realized and
unrealized gain (loss)	1.91		(.87)	3.50	.91	(3.60)	(.55)

Total from investment
operations	1.92		(.96)	3.43	.81	(3.69)	(.68)

Distributions to
shareholders from:
Net realized gain	—		—	—	—	—	(2.27)

Net asset value,
end of period	$17.28		$15.36	$16.32	$12.89	$12.08	$15.77

Total Return(b)	12.50	%(c)	(5.88)%	26.61%	6.71%	(23.40)%	(3.62)%
Ratios to Average Net Assets:
Expenses, including
expense reductions	.74	%(c)	1.46%	1.43%	1.45%	1.50%	1.46%
Expenses, excluding
expense reductions	.74	%(c)	1.46%	1.43%	1.45%	1.50%	1.46%
Net investment income
(loss)	.03	%(c)	(.58)%	(.45)%	(.78)%	(.79)%	(.79)%

Supplemental Data:

Net assets,
end of period (000)	$55,578		$68,979	$99,719	$109,109	$114,373	$136,221
Portfolio turnover rate	61.07	%(c)	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 1/31/2013 (unaudited)						3/24/2008(a) to 7/31/2008
			Year Ended 7/31

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value,
beginning of period	$15.25		$16.23	$12.85	$12.05	$15.75	$14.99

Investment operations:
Net investment
income (loss)(b)	.01		(.11)	(.10)	(.12)	(.09)	(.03)
Net realized and
unrealized gain (loss)	1.89		(.87)	3.48	.92	(3.61)	.79	(c)

Total from investment
operations	1.90		(.98)	3.38	.80	(3.70)	.76

Net asset value,
end of period	$17.15		$15.25	$16.23	$12.85	$12.05	$15.75

Total Return(d)	12.39	%(e)	(6.04)%	26.40%	6.56%	(23.49)%	5.07	%(e)
Ratios to Average Net Assets:
Expenses, including
expense reductions	.82	%(e)	1.61%	1.58%	1.60%	1.64%	.46	%(e)
Expenses, excluding
expense reductions	.82	%(e)	1.61%	1.58%	1.60%	1.64%	.46	%(e)
Net investment income
(loss)	.04	%(e)	(.73)%	(.65)%	(.93)%	(.84)%	(.22	)%(e)

Supplemental Data:

Net assets,
end of period (000)	$503		$394	$658	$754	$709	$11
Portfolio turnover rate	61.07	%(e)	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 1/31/2013 (unaudited)						3/24/2008(a) to 7/31/2008
			Year Ended 7/31

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value,
beginning of period	$15.30		$16.28	$12.86	$12.05	$15.74	$14.99

Investment operations:
Net investment
income (loss)(b)	.01		(.09)	(.08)	(.11)	(.08)	(.05)
Net realized and
unrealized gain (loss)	1.91		(.89)	3.50	.92	(3.61)	.80	(c)

Total from investment
operations	1.92		(.98)	3.42	.81	(3.69)	.75

Net asset value,
end of period	$17.22		$15.30	$16.28	$12.86	$12.05	$15.74

Total Return(d)	12.48	%(e)	(5.96)%	26.52%	6.63%	(23.38)%	5.00	%(e)
Ratios to Average Net Assets:
Expenses, including
expense reductions	.77	%(e)	1.50%	1.48%	1.49%	1.52%	.53	%(e)
Expenses, excluding
expense reductions	.77	%(e)	1.50%	1.48%	1.49%	1.52%	.53	%(e)
Net investment income
(loss)	.03	%(e)	(.62)%	(.55)%	(.81)%	(.76)%	(.29	)%(e)

Supplemental Data:

Net assets,
end of period (000)	$17,415		$16,490	$19,671	$16,516	$2,568	$105
Portfolio turnover rate	61.07	%(e)	81.63%	73.17%	67.29%	42.78%	53.71%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

18	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust currently consists of three funds. This report covers Lord Abbett Small-Cap Blend Fund (the “Fund”).

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund is closed to most new investors but is open to certain new investors on a limited basis as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

19

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2009 through July 31, 2012. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on

20

Notes to Financial Statements (unaudited)(continued)

the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 – unadjusted quoted prices in active markets for identical investments;

	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at fair value:

21

Notes to Financial Statements (unaudited)(continued)

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$690,135	$—	$—	$690,135
Repurchase Agreement	—	22,385	—	22,385

Total	$690,135	$22,385	$—	$712,520

*	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. There were no level transfers during the period ended January 31, 2013.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Over $1 billion	.70%

For the six months ended January 31, 2013, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust (“Alpha Strategy Fund”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fee and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of January 31, 2013, the percentage of the Fund’s outstanding shares owned by Alpha Strategy Fund was 12.01%.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

22

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2013:

Distributor Commissions	Dealers’ Concessions

$8,838	$48,919

Distributor received CDSCs of $1,421 and $1,300 for Class A and Class C shares, respectively, for the six months ended January 31, 2013.

During the six months ended January 31, 2013, two Trustees and certain of the Fund’s officers had an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2013 and the fiscal year ended July 31, 2012 was as follows:

	Six Months Ended 1/31/2013 (unaudited)	Year Ended 7/31/2012

Distributions paid from:
Net investment income	$716,326	$—

Total distributions paid	$716,326	$—

As of July 31, 2012, the Fund had a capital loss carryforward of $69,332,969 set to expire in 2018.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of January 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$637,991,037

Gross unrealized gain	95,103,721
Gross unrealized loss	(20,574,270)

Net unrealized security gain	$74,529,451

23

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2013 were as follows:

Purchases	Sales

$463,641,292	$651,757,906

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2013.

6.	TRUSTEES’ REMUNERATION

During the six months ended January 31, 2013, the Trust’s officers and the two Trustees who were associated with Lord Abbett did not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of January 31, 2013, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2013.

For the period February 3, 2011 through April 1, 2012, the Fund and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

24

Notes to Financial Statements (unaudited)(continued)

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth and value stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks may be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of market conditions or companies is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

Due to the Fund’s exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	622,635	$10,165,217	2,517,201	$38,089,548
Converted from Class B*	162,497	2,645,017	291,758	4,434,964
Shares reacquired	(3,121,706)	(50,735,853)	(9,314,573)	(140,235,136)

Decrease	(2,336,574)	$(37,925,619)	(6,505,614)	$(97,710,624)

Class B Shares

Shares sold	9,587	$143,576	15,435	$231,056
Shares reacquired	(178,008)	(2,651,881)	(392,221)	(5,480,572)
Converted to Class A*	(175,792)	(2,645,017)	(314,138)	(4,434,964)

Decrease	(344,213)	$(5,153,322)	(690,924)	$(9,684,480)

Class C Shares

Shares sold	92,772	$1,390,319	236,091	$3,324,570
Shares reacquired	(845,756)	(12,637,844)	(1,753,625)	(24,578,771)

Decrease	(752,984)	$(11,247,525)	(1,517,534)	$(21,254,201)

25

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31, 2012

Class F Shares	Shares	Amount	Shares	Amount

Shares sold	66,516	$1,098,309	122,166	$1,826,603
Reinvestment of distributions	532	8,785	—	—
Shares reacquired	(144,114)	(2,370,633)	(235,964)	(3,616,624)

Decrease	(77,066)	$(1,263,539)	(113,798)	$(1,790,021)

Class I Shares

Shares sold	1,013,579	$17,300,586	4,258,957	$65,223,291
Reinvestment of distributions	37,955	643,339	—	—
Shares reacquired	(6,531,047)	(113,195,814)	(10,757,304)	(166,532,948)

Decrease	(5,479,513)	$(95,251,889)	(6,498,347)	$(101,309,657)

Class P Shares

Shares sold	175,395	$2,841,412	656,102	$9,884,765
Shares reacquired	(1,450,397)	(23,471,317)	(2,273,590)	(34,217,150)

Decrease	(1,275,002)	$(20,629,905)	(1,617,488)	$(24,332,385)

Class R2 Shares

Shares sold	7,520	$117,839	11,252	$173,032
Shares reacquired	(4,032)	(64,497)	(25,919)	(378,664)

Increase (decrease)	3,488	$53,342	(14,667)	$(205,632)

Class R3 Shares

Shares sold	202,468	$3,245,780	406,798	$6,159,911
Shares reacquired	(268,369)	(4,335,409)	(537,950)	(8,105,437)

Decrease	(65,901)	$(1,089,629)	(131,152)	$(1,945,526)

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.	SUBSEQUENT EVENTS

On February 28, 2013, the Fund’s Board approved a proposal to reorganize the Fund into Lord Abbett Securities Trust – Lord Abbett Value Opportunities Fund to create a single larger fund. The reorganization requires the approval of the Fund’s shareholders at a future shareholder meeting.

26

Approval of Advisory Contract

The Board of Trustees of the Fund, including all of the Trustees who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information provided by Lipper Inc. regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) detailed performance attribution analysis; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended September 30, 2012. The Board observed that the investment performance of the Class A shares was below the median of the performance universe for each of the periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management

27

personnel. The Board also considered the steps Lord Abbett had taken or was taking to improve investment performance of the Fund.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. The Board observed that the expense ratios generally were near the medians of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

28

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

29

Householding

The Trust has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

30

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Equity Trust Lord Abbett Small-Cap Blend Fund	LASCB-3-0113 (03/13)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:       Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: March 27, 2013

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: March 27, 2013

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 27, 2013